Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments under the non-cancellable short-term operating lease which are not included in operating lease right-of-use assets and lease liabilities, with respect to the office and the warehouse as of September 30, 2023 are payable as follows:

Lease Commitment
Within 1 year	$8,073

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2023 and through the issuance date of these consolidated financial statements.